Investment Objectives and Goals - Schwab Ultra-Short Income ETF	Jul. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Ultra-Short Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to seek current income consistent with capital preservation while maintaining liquidity.